UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 78.4%	Shares	Value
Information Technology — 19.3%
Computers & Peripherals — 6.3%
Dell, Inc.*	2,350,000	$34,380,500
Hewlett-Packard Co.	1,000,000	25,760,000
		60,140,500
Internet Software & Services — 4.4%
Google, Inc. - CL A*	65,000	41,983,500
Software — 4.2%
Microsoft Corp.	1,525,000	39,589,000
Semiconductors — 3.5%
Texas Instruments, Inc.	1,125,000	32,748,750
IT Services — 0.9%
Accenture plc - CL A	165,000	8,782,950
		183,244,700
Consumer Discretionary — 16.3%
Cable & Satellite — 6.2%
Liberty Global, Inc. - Series C*	775,000	30,628,000
Comcast Corp. - CL A Special	1,200,000	28,272,000
		58,900,000
Internet & Catalog Retail — 3.1%
Liberty Interactive Corp. - Series A*	1,800,000	29,187,000
Advertising — 2.7%
Omnicom Group, Inc.	575,000	25,633,500
Multiline Retail — 2.7%
Target Corp.	500,000	25,610,000
Movies and Entertainment — 1.6%
The Walt Disney Co.	400,000	15,000,000
		154,330,500
Financials — 12.4%
Commercial Banks — 4.2%
Wells Fargo & Co.	1,440,000	39,686,400
Property & Casualty Insurance — 4.1%
Berkshire Hathaway, Inc. - CL B*	515,000	39,294,500
Insurance Brokers — 4.1%
Aon Corp.	825,000	38,610,000
		117,590,900
Consumer Staples — 9.1%
Food & Staples Retailing — 4.9%
CVS Caremark Corp.	625,000	25,487,500
Wal-Mart Stores, Inc.	360,000	21,513,600
		47,001,100
Beverages — 4.2%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	400,000	24,396,000
Diageo plc - Sponsored ADR	175,000	15,298,500
		39,694,500
		86,695,600

	Principal
	amount
	or shares	Value
Industrials — 9.0%
Industrial Conglomerates — 3.5%
Tyco International Ltd.	710,000	$33,164,100
Air Freight & Logistics — 3.5%
United Parcel Service, Inc. - CL B	450,000	32,935,500
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	240,000	19,416,000
		85,515,600
Materials — 4.9%
Construction Materials — 2.8%
Martin Marietta Materials, Inc.	360,000	27,147,600
Industrial Gases — 1.4%
Praxair, Inc.	125,000	13,362,500
Fertilizers & Agricultural Chemicals — 0.7%
The Mosaic Co.	125,000	6,303,750
		46,813,850
Energy — 4.0%
Oil & Gas Exploration & Production — 2.5%
Southwestern Energy Co.*	450,000	14,373,000
Apache Corp.(c)	100,000	9,058,000
		23,431,000
Integrated Oil & Gas — 1.5%
ConocoPhillips	200,000	14,574,000
		38,005,000
Health Care — 3.4%
Pharmaceuticals — 3.4%
Valeant Pharmaceuticals International, Inc.*	685,000	31,982,650
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	3,535,000	–
Total Common Stocks
(Cost $622,799,117)		744,178,800
SHORT-TERM SECURITIES — 22.2%
Wells Fargo Advantage Government Money Market Fund Institutional Class 0.01%(a)	35,533,068	35,533,068
U.S. Treasury Bills, 0.01% to 0.03%, 4/19/12 to 5/24/12(b)	$175,000,000	174,983,180
Total Short-Term Securities
(Cost $210,522,417)		210,516,248
Total Investments in Securities
(Cost $833,321,534)		954,695,048
Due From Broker(c) — 0.1%		605,156
Options Written — (0.0%)		(89,700)
Other Liabilities in Excess of Other Assets — (0.7%)		(6,242,146)
Net Assets — 100.0%		$948,968,358
Net Asset Value Per Share		$30.12

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Apache Corp.	Jan. 2012 / $90	20,000	$(67,000)
Put Options
Apache Corp.	Jan. 2012 / $85	20,000	(22,700)
Total Options Written
(premiums received $230,583)			$(89,700)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 83.6%	Shares	Value
Consumer Discretionary — 25.9%
Cable & Satellite — 5.8%
Liberty Global, Inc. - Series C*	550,000	$21,736,000
Comcast Corp. - CL A Special	650,000	15,314,000
		37,050,000
Internet & Catalog Retail — 4.2%
Liberty Interactive Corp. - Series A*	1,650,000	26,754,750
Multiline Retail — 2.8%
Target Corp.	350,000	17,927,000
Broadcasting — 2.5%
Liberty Media Corp. -
Liberty Capital - Series A*	205,000	16,000,250
Movies & Entertainment — 2.2%
Live Nation Entertainment, Inc.*	1,750,000	14,542,500
Education Services — 2.2%
Grand Canyon Education, Inc.*	900,000	14,364,000
Hotels, Restaurants & Leisure — 2.2%
Interval Leisure Group, Inc.*	1,050,000	14,290,500
Household Durables — 1.8%
Mohawk Industries, Inc.*	200,000	11,970,000
Textiles, Apparel & Luxury Goods — 1.1%
Iconix Brand Group, Inc.*	425,000	6,923,250
Specialized Consumer Services — 1.1%
Coinstar, Inc.*	150,000	6,846,000
		166,668,250
Information Technology — 16.4%
Internet Software & Services — 4.7%
Google, Inc. - CL A*	34,800	22,477,320
XO Group, Inc.*	900,000	7,506,000
		29,983,320
Software — 3.8%
Microsoft Corp.	950,000	24,662,000
Semiconductors — 3.4%
Texas Instruments, Inc.	760,000	22,123,600
Computers & Peripherals — 3.3%
Dell, Inc.*	1,430,000	20,920,900
Electronic Equipment & Instruments — 1.2%
FLIR Systems, Inc.	300,000	7,521,000
		105,210,820
Financials — 15.1%
Commercial Banks — 4.2%
Wells Fargo & Co.	975,000	26,871,000
Insurance Brokers — 4.0%
Aon Corp.	550,000	25,740,000
Property & Casualty Insurance — 3.8%
Berkshire Hathaway, Inc. - CL B*	325,000	24,797,500
Mortgage REIT’s — 3.1%
Redwood Trust, Inc.	1,950,000	19,851,000
		97,259,500
Health Care — 8.5%
Health Care Services — 6.3%
Omnicare, Inc.	600,000	20,670,000
Laboratory Corp. of America Holdings*	230,000	19,773,100
		40,443,100
Pharmaceuticals — 2.2%
Valeant Pharmaceuticals International, Inc.*	300,000	14,007,000
		54,450,100

	Principal amount or shares	Value
Energy — 6.4%
Oil & Gas Exploration & Production — 5.3%
SandRidge Energy, Inc.*	2,800,000	$22,848,000
Southwestern Energy Co.*	225,000	7,186,500
Apache Corp.	40,000	3,623,200
		33,657,700
Integrated Oil & Gas — 1.1%
ConocoPhillips	100,000	7,287,000
		40,944,700
Materials — 6.1%
Construction Materials — 6.1%
Eagle Materials, Inc.	645,000	16,550,700
Martin Marietta Materials, Inc.	200,000	15,082,000
Texas Industries, Inc.	250,000	7,695,000
		39,327,700
Industrials — 3.3%
Industrial Conglomerates — 3.3%
Tyco International Ltd.	450,000	21,019,500
Consumer Staples — 1.9%
Food & Staples Retailing — 1.9%
CVS Caremark Corp.	300,000	12,234,000
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	2,310,000	—
Total Common Stocks
(Cost $477,099,836)		537,114,570

SHORT-TERM SECURITIES — 16.8%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	22,712,113	22,712,113
U.S. Treasury Bills, 0.01% to 0.03%,
5/03/12 to 5/24/12(b)	$85,000,000	84,991,280
Total Short-Term Securities
(Cost $107,706,541)		107,703,393
Total Investments in Securities
(Cost $584,806,377)		644,817,963
Other Liabilities in Excess of Other Assets — (0.4%)		(2,585,813)
Net Assets — 100.0%		$642,232,150
Net Asset Value Per Share		$21.04

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 87.0%	Shares	Value
Consumer Discretionary — 25.5%
Broadcasting — 5.1%
Liberty Media Corp. -
Liberty Capital - Series A* (b)	280,000	$21,854,000
Cumulus Media, Inc. - CL A*	2,060,400	6,881,736
		28,735,736
Cable & Satellite — 4.2%
Liberty Global, Inc. - Series C* (b)	520,000	20,550,400
Knology, Inc.*	220,000	3,124,000
		23,674,400
Internet & Catalog Retail — 4.1%
Liberty Interactive Corp. - Series A* (b)	1,400,000	22,701,000
Movies & Entertainment — 3.8%
Live Nation Entertainment, Inc.*	2,542,500	21,128,175
Textiles, Apparel & Luxury Goods — 1.9%
Iconix Brand Group, Inc.*	660,000	10,751,400
Hotels, Restaurants & Leisure — 1.8%
Interval Leisure Group, Inc.*	740,000	10,071,400
Advertising — 1.7%
National CineMedia, Inc.	750,000	9,300,000
Specialized Consumer Services — 1.0%
Coinstar, Inc.* (b)	120,000	5,476,800
Multiline Retail — 0.9%
Target Corp.	100,000	5,122,000
Education Services — 0.7%
Grand Canyon Education, Inc.*	240,000	3,830,400
Household Durables — 0.3%
Mohawk Industries, Inc.*	28,200	1,687,770
		142,479,081
Financials — 18.0%
Commercial Banks — 5.7%
Wells Fargo & Co.(b)	1,150,000	31,694,000
Property & Casualty Insurance — 4.4%
Berkshire Hathaway, Inc. - CL B* (b)	270,000	20,601,000
CNA Financial Corp.	150,000	4,012,500
		24,613,500
Insurance Brokers — 4.0%
Aon Corp.	400,000	18,720,000
Willis Group Holdings Ltd.	100,000	3,880,000
		22,600,000
Mortgage REIT’s — 3.9%
Redwood Trust, Inc.(b)	2,130,000	21,683,400
		100,590,900
Information Technology — 15.6%
Computers & Peripherals — 4.4%
Dell, Inc.* (b)	1,050,000	15,361,500
Hewlett-Packard Co.(b)	350,000	9,016,000
		24,377,500
Internet Software & Services — 4.1%
Google, Inc. - CL A* (b)	25,000	16,147,500
XO Group, Inc.*	840,000	7,005,600
		23,153,100

	Shares	Value

Semiconductors — 3.4%
Texas Instruments, Inc.	650,000	$18,921,500
Software — 3.2%
Microsoft Corp.	700,000	18,172,000
Electronic Equipment & Instruments — 0.5%
FLIR Systems, Inc.	100,000	2,507,000
		87,131,100
Health Care — 9.1%
Health Care Services — 6.4%
Omnicare, Inc.(b)	620,000	21,359,000
Laboratory Corp. of America Holdings* (b)	170,000	14,614,900
		35,973,900
Pharmaceuticals — 2.7%
Valeant Pharmaceuticals International, Inc.*	320,000	14,940,800
		50,914,700
Energy — 7.7%
Oil & Gas Exploration & Production — 7.7%
SandRidge Energy, Inc.*	3,200,000	26,112,000
Southwestern Energy Co.*	350,000	11,179,000
Apache Corp.(b)	66,513	6,024,748
		43,315,748
Industrials — 5.6%
Commercial Services & Supplies — 3.1%
Ascent Capital Group, Inc. - CL A*	340,000	17,244,800
Industrial Conglomerates — 1.9%
Tyco International Ltd.	230,000	10,743,300
Machinery — 0.6%
Intelligent Systems Corp.* # †	2,270,000	3,632,000
		31,620,100
Materials — 4.5%
Construction Materials — 4.5%
Martin Marietta Materials, Inc.(b)	130,000	9,803,300
Eagle Materials, Inc.	305,000	7,826,300
Texas Industries, Inc.	250,000	7,695,000
		25,324,600
Consumer Staples — 0.9%
Household Products — 0.5%
Energizer Holdings, Inc.* (b)	40,000	3,099,200
Personal Products — 0.4%
Avon Products, Inc.	128,300	2,241,401
		5,340,601
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Continental Resources* #	663	331,500
Total Common Stocks
(Cost $416,924,484)		487,048,330

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

EXCHANGE TRADED FUNDS — 1.5%	Shares	Value
SPDR S&P Bank ETF(b)	200,000	$3,966,000
ProShares Short 20+ Year Treasury Fund*	120,000	3,740,400
Ishares Dow Jones U.S. Home
Construction Index Fund(b)	48,100	571,428
(Cost $8,086,362)		8,277,828

PUT OPTIONS* — 0.1%	Expiration date/ Strike price	Shares subject to option	Value
Put Options
Ishares Russell
Midcap Fund	Feb. 2012 / $97	100,000	295,000
(premiums paid $602,500)

SHORT-TERM SECURITIES — 11.5%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $64,553,911)	64,553,911	64,553,911
Total Investments in Securities
(Cost $490,167,257)		560,175,069
Due From Broker(b) — 12.8%		71,828,922
Securities Sold Short — (12.3%)		(68,654,600)
Options Written — (0.4%)		(2,343,875)
Other Liabilities in Excess of Other Assets — (0.2%)		(1,348,388)
Net Assets — 100.0%		$559,657,128
Net Asset Value Per Share - Institutional Class		$11.99
Net Asset Value Per Share - Investor Class		$11.97

SECURITIES SOLD SHORT — (12.3%)	Shares	Value
Ishares Russell 2000 Fund	320,000	$(23,580,800)
Ishares Russell 2000 Value Fund	130,000	(8,533,200)
Ishares Russell Midcap Fund	180,000	(17,715,600)
SPDR S&P 500 ETF Trust	150,000	(18,825,000)
Total Securities Sold Short
(proceeds $72,380,237)		$(68,654,600)

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Apache Corp.	Jan. 2012 / $85	10,000	$(67,000)
Coinstar, Inc.	Jan. 2012 / $40	20,000	(120,000)
Coinstar, Inc.	Jan. 2012 / $45	20,000	(46,000)
Coinstar, Inc.	April 2012 / $47.50	60,000	(219,000)
Coinstar, Inc.	April 2012 / $50	20,000	(56,000)
Energizer Holdings, Inc.	Feb. 2012 / $75	40,000	(194,000)
Hewlett-Packard Co.	Jan. 2012 / $25	25,000	(31,125)
Hewlett-Packard Co.	Jan. 2012 / $26	50,000	(33,500)
Hewlett-Packard Co.	Jan. 2012 / $27	100,000	(31,000)
Hewlett-Packard Co.	Feb. 2012 / $26	50,000	(59,250)
Hewlett-Packard Co.	May 2012 / $27	25,000	(45,000)
Ishares Dow Jones U.S. Home Construction
Index Fund	Jan. 2012 / $10	48,100	(96,200)
Omnicare, Inc.	March 2012 / $35	50,000	(126,250)
Omnicare, Inc.	March 2012 / $36	100,000	(200,000)
SPDR S&P Bank ETF	Jan. 2012 / $20	100,000	(50,000)
SPDR S&P Bank ETF	March 2012 / $20	100,000	(127,500)
			(1,501,825)
Uncovered Call Options
Ishares Russell
Midcap Fund	Feb. 2012 / $98	100,000	(375,000)
Put Options
Apache Corp.	Jan. 2012 / $75	10,000	(2,100)
Coinstar, Inc.	Jan. 2012 / $40	40,000	(15,200)
Coinstar, Inc.	Jan. 2012 / $45	40,000	(68,000)
Coinstar, Inc.	April 2012 / $42.50	20,000	(73,000)
Coinstar, Inc.	April 2012 / $45	20,000	(95,000)
Hewlett-Packard Co.	Jan. 2012 / $25	100,000	(46,000)
Hewlett-Packard Co.	Feb. 2012 / $26	50,000	(70,250)
Live Nation
Entertainment, Inc.	Jan. 2012 / $7.50	200,000	(40,000)
SPDR S&P Bank ETF	Jan. 2012 / $17	100,000	(7,500)
SPDR S&P Bank ETF	March 2012 / $17	100,000	(50,000)
			(467,050)
Total Options Written			$(2,343,875)
(premiums received $3,657,562)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

See Notes to Schedules of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 75.0%	Shares	Value
Consumer Discretionary — 29.5%
Specialized Consumer Services — 8.9%
Coinstar, Inc.*	27,471	$1,253,776
Advertising — 5.8%
National CineMedia, Inc.	47,100	584,040
Omnicom Group, Inc.	5,139	229,097
		813,137
Education Services — 3.9%
Grand Canyon Education, Inc.*	21,730	346,811
ITT Educational Services, Inc.*	3,570	203,097
		549,908
Movies & Entertainment — 3.2%
Live Nation Entertainment, Inc.*	30,826	256,164
The Walt Disney Co.	5,300	198,750
		454,914
Cable & Satellite — 3.2%
Comcast Corp. - CL A	9,700	229,987
Knology, Inc.*	15,660	222,372
		452,359
Hotels, Restaurants & Leisure — 1.6%
Interval Leisure Group, Inc.*	16,227	220,849
Multiline Retail — 1.5%
Target Corp.	4,200	215,124
Internet & Catalog Retail — 1.4%
Liberty Interactive Corp. - Series A*	11,900	192,959
		4,153,026
Information Technology — 20.8%
Internet Software & Services — 8.2%
Google, Inc. - CL A*	1,098	709,198
XO Group, Inc.*	53,874	449,309
		1,158,507
Software — 5.6%
Microsoft Corp.	22,605	586,826
Oracle Corp.	7,989	204,918
		791,744
Semiconductors — 1.6%
Texas Instruments, Inc.	7,781	226,505
Communications Equipment — 1.4%
Cisco Systems, Inc.	11,064	200,037
Computers & Peripherals — 1.4%
Dell, Inc.*	13,500	197,505
Electronic Equipment & Instruments — 1.3%
FLIR Systems, Inc.	7,560	189,529
IT Services — 1.3%
Accenture plc - CL A	3,300	175,659
		2,939,486
Financials — 7.7%
Insurance Brokers — 4.4%
Aon Corp.	8,181	382,871
Brown & Brown, Inc.	10,380	234,899
		617,770
Property & Casualty Insurance — 3.3%
Berkshire Hathaway, Inc. - CL B*	6,180	471,534
		1,089,304

	Shares	Value
Health Care — 5.5%
Health Care Services — 3.1%
Laboratory Corp. of America Holdings*	2,782	$239,169
Omnicare, Inc.	5,620	193,609
		432,778
Pharmaceuticals — 2.4%
Valeant Pharmaceuticals International, Inc.*	7,230	337,569
		770,347
Industrials — 3.0%
Commercial Services & Supplies — 1.5%
Republic Services, Inc.	7,800	214,890
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	2,595	209,936
		424,826
Consumer Staples — 2.9%
Personal Products — 1.5%
Avon Products, Inc.	12,500	218,375
Food & Staples Retailing — 1.4%
CVS Caremark Corp.	4,810	196,152
		414,527
Materials — 2.9%
Construction Materials — 2.9%
Eagle Materials, Inc.	16,087	412,792
Energy — 2.7%
Oil & Gas Exploration & Production — 2.7%
SandRidge Energy, Inc.*	29,000	236,640
Southwestern Energy Co.*	4,380	139,897
		376,537
Total Common Stocks
(Cost $9,793,109)		10,580,845

SHORT-TERM SECURITIES — 24.4%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $3,440,561)	3,440,561	3,440,561
Total Investments in Securities
(Cost $13,233,670)		14,021,406
Other Assets Less Other Liabilities — 0.6%		77,292
Net Assets — 100.0%		$14,098,698
Net Asset Value Per Share		$9.89

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.

See Notes to Schedules of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 81.8%	Shares	Value
Consumer Discretionary — 36.3%
Broadcasting — 7.2%
Liberty Media Corp. -
Liberty Capital - Series A*	220,000	$17,171,000
Cumulus Media, Inc. - CL A*	1,200,000	4,008,000
		21,179,000
Cable & Satellite — 6.4%
Liberty Global, Inc. - Series C*	250,000	9,880,000
Knology, Inc.*	580,000	8,236,000
CIBL, Inc.#	1,005	721,087
		18,837,087
Internet & Catalog Retail — 4.5%
Liberty Interactive Corp. - Series A*	820,000	13,296,300
Movies & Entertainment — 3.8%
Live Nation Entertainment, Inc.*	1,342,500	11,156,175
Advertising — 3.2%
National CineMedia, Inc.	750,000	9,300,000
Hotels, Restaurants & Leisure — 2.8%
Interval Leisure Group, Inc.*	600,000	8,166,000
Textiles, Apparel & Luxury Goods — 2.5%
Iconix Brand Group, Inc.*	380,000	6,190,200
Kenneth Cole Productions, Inc.*	110,000	1,164,900
		7,355,100
Specialized Consumer Services — 1.9%
Coinstar, Inc.* (c)	120,000	5,476,800
Household Durables — 1.6%
Mohawk Industries, Inc.*	80,000	4,788,000
Education Services — 1.3%
Grand Canyon Education, Inc.*	245,000	3,910,200
Specialty Retail — 1.1%
Cabela’s, Inc. - CL A*	131,000	3,330,020
		106,794,682
Financials — 12.8%
Insurance Brokers — 6.6%
Aon Corp.	220,000	10,296,000
Brown & Brown, Inc.	230,000	5,204,900
Willis Group Holdings Ltd.	100,000	3,880,000
		19,380,900
Mortgage REIT’s — 3.7%
Redwood Trust, Inc.	1,070,000	10,892,600
Property & Casualty Insurance — 2.1%
CNA Financial Corp.	230,000	6,152,500
Thrifts & Mortgage Finance — 0.4%
Tree.com, Inc.*	200,000	1,118,000
		37,544,000

	Shares	Value
Materials — 8.6%
Construction Materials — 7.3%
Martin Marietta Materials, Inc.	110,000	$8,295,100
Eagle Materials, Inc.	300,000	7,698,000
Texas Industries, Inc.	180,000	5,540,400
		21,533,500
Metals & Mining — 1.3%
Compass Minerals International, Inc.	55,000	3,786,750
		25,320,250
Health Care — 7.8%
Health Care Services — 7.8%
Omnicare, Inc.(c)	355,000	12,229,750
Laboratory Corp. of America Holdings*	125,000	10,746,250
		22,976,000
Energy — 5.0%
Oil & Gas Exploration & Production — 5.0%
SandRidge Energy, Inc.*	1,800,000	14,688,000
Industrials — 4.5%
Commercial Services & Supplies — 4.5%
Ascent Capital Group, Inc. - CL A*	259,600	13,166,912
Consumer Staples — 3.2%
Personal Products — 1.9%
Prestige Brands Holdings, Inc.*	350,000	3,944,500
Avon Products, Inc.	102,700	1,794,169
		5,738,669
Household Products — 1.3%
Energizer Holdings, Inc.* (c)	50,000	3,874,000
		9,612,669
Information Technology — 2.8%
Internet Software & Services — 1.8%
XO Group, Inc.*	640,000	5,337,600
Electronic Equipment & Instruments — 1.0%
FLIR Systems, Inc.	120,000	3,008,400
		8,346,000
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
LICT Corp.* #	1,005	2,150,700
ICTC Group, Inc. - CL A* #	13,065	146,328
		2,297,028
Total Common Stocks
(Cost $204,692,381)		240,745,541

	Principal
SHORT-TERM	amount
SECURITIES — 18.0%	or shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	12,932,072	$12,932,072
U.S. Treasury Bills, 0.01% to 0.03%,
5/03/12 to 5/24/12(b)	$40,000,000	39,995,900
Total Short-Term Securities
(Cost $52,929,747)		52,927,972
Total Investments in Securities
(Cost $257,622,128)		293,673,513
Options Written — (0.1%)		(319,750)
Other Assets Less Other Liabilities — 0.3%		1,029,848
Net Assets — 100.0%		$294,383,611
Net Asset Value Per Share		$38.56

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Coinstar, Inc.	Jan. 2012 / $55	30,000	$(1,500)
Energizer
Holdings, Inc.	Feb. 2012 / $75	50,000	(242,500)
Omnicare, Inc.	March 2012 / $35	30,000	(75,750)
Total Options Written
(premiums received $488,831)			$(319,750)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

COMMON STOCKS — 54.2%	Shares	Value
Consumer Discretionary — 12.2%
Advertising — 3.6%
National CineMedia, Inc.	140,000	$1,736,000
Omnicom Group, Inc.	27,500	1,225,950
		2,961,950
Specialized Consumer Services — 1.6%
Coinstar, Inc.*	30,000	1,369,200
Movies and Entertainment — 1.6%
The Walt Disney Co.	35,000	1,312,500
Internet & Catalog Retail — 1.5%
Liberty Interactive Corp. - Series A*	75,000	1,216,125
Multiline Retail — 1.4%
Target Corp.	22,500	1,152,450
Cable & Satellite — 1.3%
Comcast Corp. - CL A Special	45,000	1,060,200
Education Services — 1.2%
Grand Canyon Education, Inc.*	60,000	957,600
		10,030,025
Information Technology — 9.4%
Software — 2.5%
Microsoft Corp.(f)	80,000	2,076,800
Internet Software & Services — 2.4%
Google, Inc. - CL A*	3,000	1,937,700
Computers & Peripherals — 1.3%
Dell, Inc.*	70,000	1,024,100
Semiconductors — 1.2%
Texas Instruments, Inc.	35,000	1,018,850
Electronic Equipment & Instruments — 1.1%
FLIR Systems, Inc.	35,000	877,450
IT Services — 0.9%
Accenture plc - CL A	14,200	755,866
		7,690,766
Financials — 8.2%
Property & Casualty Insurance — 2.5%
Berkshire Hathaway, Inc. - CL B*	27,000	2,060,100
Insurance Brokers — 2.3%
Aon Corp.	40,000	1,872,000
Mortgage REIT’s — 1.9%
Redwood Trust, Inc.	150,000	1,527,000
Commercial Banks — 1.5%
Wells Fargo & Co.	46,000	1,267,760
		6,726,860
Consumer Staples — 6.5%
Beverages — 4.0%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	33,000	2,012,670
Diageo plc - Sponsored ADR	15,000	1,311,300
		3,323,970
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	30,000	1,223,400
Wal-Mart Stores, Inc.	14,000	836,640
		2,060,040
		5,384,010

	Shares	Value
Health Care — 6.5%
Health Care Services — 4.0%
Laboratory Corp. of America Holdings*	24,000	$2,063,280
Omnicare, Inc.	35,000	1,205,750
		3,269,030
Pharmaceuticals — 2.5%
Valeant Pharmaceuticals International, Inc.*	45,000	2,101,050
		5,370,080
Materials — 5.5%
Construction Materials — 5.1%
Martin Marietta Materials, Inc.	23,500	1,772,135
Eagle Materials, Inc.	47,500	1,218,850
Texas Industries, Inc.	37,500	1,154,250
		4,145,235
Metals & Mining — 0.4%
Compass Minerals International, Inc.	5,000	344,250
		4,489,485
Industrials — 4.2%
Air Freight & Logistics — 2.2%
United Parcel Service, Inc. - CL B	25,000	1,829,750
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	30,000	826,500
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	10,000	809,000
		3,465,250
Energy — 1.7%
Oil & Gas Exploration & Production — 1.7%
Apache Corp.	12,000	1,086,960
Southwestern Energy Co.*	10,000	319,400
		1,406,360
Total Common Stocks
(Cost $38,592,654)		44,562,836

	Principal
CORPORATE BONDS — 10.8%	amount	Value
American Express Credit Corp.
7.3% 8/20/13	$650,000	705,693
Comcast Corp.
6.5% 1/15/15	300,000	340,328
4.95% 6/15/16	193,000	213,958
10.875% 11/15/16
(Universal City Development)	200,000	243,000
Dell, Inc.
5.625% 4/15/14	250,000	274,291
Hewlett-Packard Co.
6.0% 8/01/13	670,000	710,518
4.75% 6/02/14	750,000	792,495
JP Morgan Chase & Co.
4.75% 5/01/13	100,000	104,575
1.65% 9/30/13	750,000	755,708
Liberty Interactive LLC
5.7% 5/15/13	750,000	777,187
Markel Corp.
6.8% 2/15/13	750,000	778,224
Mohawk Industries, Inc.
7.2% 4/15/12	500,000	505,000

	Principal
CORPORATE BONDS — 10.8%	amount	Value
Time Warner Cable, Inc.
5.4% 7/02/12	$250,000	$255,668
7.5% 4/01/14	120,000	134,429
TE Connectivity Ltd.
5.95% 1/15/14	449,000	478,678
WellPoint, Inc.
6.0% 2/15/14	250,000	272,627
Wells Fargo & Co.
4.375% 1/31/13	750,000	775,331
0.81167% 11/03/14 (Wachovia Bank)
Floating Rate Security	550,000	518,823
0.67056% 5/16/16 Floating Rate Security	250,000	219,995
Total Corporate Bonds
(Cost $8,498,010)		8,856,528

MORTGAGE-BACKED SECURITIES — 4.3%(c)
Federal Home Loan Mortgage Corporation — 0.6%
Collateralized Mortgage Obligations — 0.6%
R001 CL AE — 4.375% 2015 (0.0 years)	6,653	6,651
2831 CL AB — 5.0% 2018 (0.5 years)	41,145	41,970
2542 CL LD — 5.0% 2022 (0.6 years)	128,164	130,612
2926 CL AB — 5.0% 2019 (0.7 years)	143,260	146,952
2627 CL LE — 3.0% 2017 (0.9 years)	202,238	205,663
		531,848
Federal National Mortgage Association — 2.2%
Collateralized Mortgage Obligations — 1.3%
2005-59 CL PB — 5.5% 2028 (0.2 years)	149,836	150,237
2002-91 CL QG — 5.0% 2018 (1.9 years)	434,942	465,878
2003-9 CL DB — 5.0% 2018 (2.0 years)	439,009	470,599
		1,086,714
Pass-Through Securities — 0.9%
995755 — 4.5% 2024 (2.6 years)	226,427	241,528
AB1769 — 3.0% 2025 (3.6 years)	449,711	466,050
		707,578
		1,794,292
Non-Government Agency — 1.5%
Collateralized Mortgage Obligations — 1.5%
CDMC 2003-7P CL A4 — 3.36089% 2017
(Adjustable Rate) (0.4 years)(d)	70,690	70,644
SEMT 2010-H1 CL A1 — 3.75% 2040
(1.1 years)	708,612	722,249
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	123,343	116,876
SEMT 2011-1 CL A1 — 4.125% 2041
(3.0 years)	290,046	289,934
		1,199,703
Total Mortgage-Backed Securities
(Cost $3,393,947)		3,525,843

ASSET-BACKED SECURITIES — 0.6%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.8783% 2019 Floating Rate Security
(4.4 years)(d)
(Cost $500,000)	500,000	503,699

	Principal
TAXABLE MUNICIPAL	amount
BONDS — 0.4%	or shares	Value
University of California 4.85% 5/15/13
(Cost $299,407)	300,000	$317,508

GOVERNMENT AGENCY — 7.9%
Fannie Mae
1.5% 6/18/14(e)	2,000,000	2,008,904
2.815% 2/24/15	2,500,000	2,508,255
Freddie Mac
3.44% 3/02/16	2,000,000	2,011,008
Total Government Agency		6,528,167
(Cost $6,531,399)

SHORT-TERM SECURITIES — 21.6%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	2,804,098	2,804,098
U.S. Treasury Bills, 0.02%,
4/19/12 to 5/03/12(b)	$15,000,000	14,999,100
Total Short-Term Securities
(Cost $17,803,381)		17,803,198
Total Investments in Securities
(Cost $75,618,798)		82,097,779
Options Written — 0.0%		(24,300)
Other Assets Less Other Liabilities — 0.2%		155,024
Net Assets — 100.0%		$82,228,503
Net Asset Value Per Share		$11.53

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Microsoft Corp.	March 2012 / $25	15,000	$(24,300)
Total Options Written
(premiums received $21,750)			$(24,300

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at predetermined date. Coupon rate presented represents the rate at December 31, 2011.
(f)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

	Principal
CORPORATE BONDS — 38.5%	amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$5,000,000	$5,155,250
Credit Corp. 7.3% 8/20/13	3,260,000	3,539,320
FSB Bank 5.55% 10/17/12	1,609,000	1,663,029
FSB Bank 6.0% 9/13/17	2,500,000	2,836,003
8.125% 5/20/19	1,000,000	1,294,754
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,473,610
Aon Corp.
7.375% 12/14/12	10,879,000	11,471,557
3.5% 9/30/15	5,000,000	5,135,280
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,384,711
Bank of America Corp.
5.375% 6/15/14	10,195,000	10,153,190
5.125% 11/15/14	14,080,000	14,026,566
Berkshire Hathaway Finance Corp.
2.125% 2/11/13	3,000,000	3,051,669
4.6% 5/15/13	3,000,000	3,156,576
4.625% 10/15/13	2,129,000	2,266,163
1.5% 1/10/14	500,000	505,811
4.85% 1/15/15	1,500,000	1,662,789
5.4% 5/15/18	5,000,000	5,839,085
4.25% 1/15/21	1,000,000	1,091,781
Boston Properties LP
5.625% 4/15/15	2,000,000	2,208,028
5.875% 10/15/19	4,000,000	4,511,776
Comcast Corp.
10.625% 7/15/12	2,000,000	2,085,900
6.5% 1/15/15	2,081,000	2,360,741
4.95% 6/15/16	8,590,000	9,522,788
10.875% 11/15/16
(Universal City Development)	7,300,000	8,869,500
5.15% 3/01/20	3,000,000	3,417,465
Dell, Inc.
5.625% 4/15/14	1,250,000	1,371,454
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,404,438
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,161,728
7.625% 5/15/16	7,000,000	7,435,631
Expedia, Inc.
7.456% 8/15/18	13,000,000	14,662,895
5.95% 8/15/20	1,000,000	1,010,118
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,025,304
Flir Systems, Inc.
3.75% 9/01/16	10,000,000	9,972,880
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,102,048
Hewlett-Packard Co.
1.55% 5/30/14	8,009,000	7,880,784
4.75% 6/02/14	15,540,000	16,420,496
Host Hotels & Resorts LP
6.875% 11/01/14	7,000,000	7,175,000
JP Morgan Chase & Co.
1.29625% 5/02/14 Floating Rate Security	5,000,000	4,855,820
5.15% 10/01/15	5,500,000	5,842,562
2.6% 1/15/16	15,000,000	14,794,485
0.86944% 11/21/16
(Bear Stearns) Floating Rate Security	10,000,000	8,969,250
6.0% 7/05/17	5,000,000	5,371,310
6.3% 4/23/19	2,500,000	2,835,798
Kraft Foods, Inc.
2.625% 5/08/13	1,000,000	1,021,965
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,299,798
Leucadia National Corp.
7.125% 3/15/17	9,000,000	9,101,250

	Principal
	amount	Value
Level 3 Financing, Inc.
9.25% 11/01/14	1,292,000	$1,327,530
Liberty Interactive LLC
5.7% 5/15/13	13,240,000	13,719,950
Marathon Petroleum Corp.
3.5% 3/01/16	1,000,000	1,018,872
Markel Corp.
6.8% 2/15/13	18,175,000	18,858,962
7.125% 9/30/19	4,566,000	5,309,788
5.35% 6/01/21	10,000,000	10,490,770
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,089,994
MetLife, Inc.
5.125% 4/10/13(d)	9,100,000	9,509,100
2.375% 2/06/14	1,000,000	1,014,468
5.125% 8/15/14
(Travelers Life & Annuity)(d)	8,000,000	8,666,016
3.125% 1/11/16(d)	2,000,000	2,054,232
Mohawk Industries, Inc.
7.2% 4/15/12	2,500,000	2,525,000
6.875% 1/15/16	25,905,000	27,977,400
NewMarket Corp.
7.125% 12/15/16	8,000,000	8,200,000
News America Holdings
9.25% 2/01/13	2,222,000	2,394,014
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,790,664
Petrohawk Energy Corp.
7.875% 6/01/15	12,000,000	12,840,000
QVC, Inc.
7.125% 4/15/17(d)	9,600,000	10,224,000
7.5% 10/01/19(d)	4,000,000	4,310,000
Republic Services, Inc. (Allied Waste)
6.875% 6/01/17	11,162,000	11,817,131
3.8% 5/15/18	5,000,000	5,186,530
Swiss Re (General Electric Global Insurance)
6.45% 3/01/19	5,000,000	5,607,570
Target Corp.
8.6% 1/15/12	3,000,000	3,007,320
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,045,348
7.5% 4/01/14	1,700,000	1,904,411
Time Warner, Inc.
3.15% 7/15/15	500,000	520,495
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	190,822
USG Corp.
6.3% 11/15/16	3,800,000	2,983,000
Vornado Realty Trust
4.25% 4/01/15	14,315,000	14,826,031
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	5,706,250
6.4% 11/30/17	8,000,000	8,160,000
Washington Post Co.
7.25% 2/01/19	3,500,000	4,089,536
WellPoint, Inc.
6.0% 2/15/14	2,000,000	2,181,016
Wells Fargo & Co.
3.75% 10/01/14	10,010,000	10,574,624
0.81167% 11/03/14 (Wachovia Bank)
Floating Rate Security	21,585,000	20,361,454
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,436,112
0.67056% 5/16/16
Floating Rate Security	9,750,000	8,579,805
0.81625% 6/15/17 (Wachovia Bank)
Floating Rate Security	5,000,000	4,517,670
Whirlpool Corp.
8.0% 5/01/12	1,000,000	1,022,398
Willis North America, Inc.
6.2% 3/28/17	14,477,000	15,935,572

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal
	amount	Value
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	7,500,000	$7,639,732
3.7% 6/30/14(d)	7,500,000	7,736,572
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,070,066
Total Corporate Bonds
(Cost $530,223,383)		547,818,581

MORTGAGE-BACKED SECURITIES — 35.0%(c)
Federal Home Loan Mortgage Corporation — 16.5%
Collateralized Mortgage Obligations — 12.5%
R001 CL AE — 4.375% 2015 (0.0 years)	39,918	39,907
2999 CL NB — 4.5% 2017 (0.0 years)	150,504	150,463
3098 CL HA — 5.5% 2023 (0.3 years)	440,532	445,223
2829 CL DJ — 4.5% 2018 (0.4 years)	869,059	878,067
3036 CL JH — 5.0% 2031 (0.5 years)	990,927	1,002,657
2831 CL AB — 5.0% 2018 (0.5 years)	164,581	167,879
2579 CL PC — 5.5% 2032 (0.5 years)	591,744	601,152
3042 CL HA — 5.5% 2029 (0.7 years)	906,175	925,292
R009 CL AJ — 5.75% 2018 (0.7 years)	252,520	257,981
2947 CL B — 5.0% 2032 (0.7 years)	582,840	594,039
2906 CL HK — 5.0% 2032 (0.8 years)	1,543,593	1,574,525
2549 CL PD — 5.5% 2031 (0.8 years)	1,726,728	1,767,175
2627 CL LE — 3.0% 2017 (0.9 years)	353,916	359,910
R010 CL AB — 5.5% 2019 (1.0 years)	1,534,628	1,578,187
R011 CL AB — 5.5% 2020 (1.1 years)	644,520	666,199
3566 CL DB — 4.0% 2022 (1.3 years)	3,622,021	3,758,452
2937 CL HJ — 5.0% 2019 (1.3 years)	1,709,817	1,796,976
3562 CL KA — 4.0% 2022 (1.4 years)	5,276,918	5,449,021
3229 CL HB — 5.0% 2025 (1.4 years)	1,183,532	1,237,328
3556 CL MA — 5.0% 2037 (1.5 years)	1,694,048	1,771,401
3170 CL EA — 4.5% 2020 (1.6 years)	1,975,527	2,069,546
2574 CL JM — 5.0% 2022 (1.6 years)	792,360	832,991
3544 CL KA — 4.5% 2023 (1.7 years)	4,013,805	4,189,979
2778 CL JD — 5.0% 2032 (1.8 years)	5,763,691	6,031,762
2760 CL PD — 5.0% 2032 (1.9 years)	10,123,927	10,620,838
2934 CL KE — 5.0% 2033 (2.1 years)	9,988,000	10,533,103
3815 CL AD — 4.0% 2025 (2.2 years)	5,160,443	5,421,915
3844 CL AG — 4.0% 2025 (2.2 years)	13,222,118	13,893,439
2864 CL PE — 5.0% 2033 (2.2 years)	34,797,000	36,872,011
2937 CL JG — 5.0% 2033 (2.2 years)	11,106,000	11,760,603
2780 CL TE — 5.0% 2033 (2.3 years)	10,178,000	10,815,520
3003 CL LD — 5.0% 2034 (2.9 years)	18,828,882	20,263,468
3840 CL KA — 5.0% 2029 (3.1 years)	5,020,585	5,416,281
2952 CL PA — 5.0% 2035 (3.6 years)	4,828,431	5,348,449
3842 CL PH — 4.0% 2041 (4.2 years)	8,219,388	8,784,903
		177,876,642
Pass-Through Securities — 4.0%
EO1386 — 5.0% 2018 (2.0 years)	146,226	156,470
G13300 — 4.5% 2023 (2.5 years)	1,580,744	1,677,782
G18190 — 5.5% 2022 (2.6 years)	208,328	225,567
G18296 — 4.5% 2024 (2.6 years)	3,598,079	3,816,147
G18306 — 4.5% 2024 (2.6 years)	7,102,563	7,533,026
G13517 — 4.0% 2024 (2.6 years)	5,940,841	6,238,648
G18308 — 4.0% 2024 (2.7 years)	7,745,732	8,134,016
J13949 — 3.5% 2025 (3.0 years)	13,805,793	14,575,137
E02804 — 3.0% 2025 (3.6 years)	13,395,683	13,846,803
		56,203,596
		234,080,238

	Principal
	amount	Value
Federal National Mortgage Association — 17.2%
Collateralized Mortgage Obligations — 7.9%
2005-59 CL PB — 5.5% 2028 (0.2 years)	461,034	462,268
2005-9 CL A — 5.0% 2031 (0.4 years)	592,126	597,469
2003-27 CL DW — 4.5% 2017 (0.5 years)	407,233	412,548
2006-9 CL GA — 5.5% 2033 (0.5 years)	1,361,254	1,379,674
2003-92 CL PD — 4.5% 2017 (0.5 years)	830,226	842,421
2006-78 CL AV — 6.5% 2017 (0.6 years)	1,373,634	1,403,254
2006-22 CL DA — 5.5% 2033 (0.6 years)	452,902	459,717
2009-27 CL JA — 5.0% 2036 (0.6 years)	631,099	641,257
2010-10 CL AD — 4.5% 2036 (0.7 years)	7,775,853	7,896,851
2005-91 CL DA — 4.5% 2020 (0.8 years)	9,728,742	9,986,287
2010-61 CL EB — 4.5% 2037 (0.9 years)	6,466,849	6,651,574
2007-32 CL BA — 5.5% 2034 (0.9 years)	2,526,612	2,595,298
2004-40 CL BA — 4.5% 2018 (0.9 years)	1,238,045	1,272,314
2006-21 CL CA — 5.5% 2029 (1.0 years)	897,640	923,897
2008-54 CL EC — 5.0% 2035 (1.0 years)	2,459,593	2,522,986
2003-43 CL EX — 4.5% 2017 (1.0 years)	228,792	235,692
2003-86 CL KT — 4.5% 2018 (1.1 years)	941,428	976,285
2003-39 CL LC — 5.0% 2022 (1.2 years)	290,261	300,690
2003-37 CL QD — 5.0% 2032 (1.3 years)	1,173,826	1,215,208
2005-9 CL AC — 5.0% 2033 (1.3 years)	7,838,406	8,113,651
2005-1 CL KA — 5.0% 2033 (1.3 years)	5,883,240	6,093,998
2010-9 CL CA — 5.0% 2037 (1.4 years)	8,427,509	8,821,508
2009-52 CL DC — 4.5% 2023 (1.5 years)	999,214	1,036,996
2004-78 CL AB — 5.0% 2032 (1.6 years)	8,215,797	8,603,164
2009-44 CL A — 4.5% 2023 (1.8 years)	1,576,934	1,659,063
2011-19 CL KA — 4.0% 2025 (2.0 years)	13,283,814	13,917,534
2003-9 CL DB — 5.0% 2018 (2.0 years)	878,018	941,197
2007-42 CL YA — 5.5% 2036 (2.2 years)	1,887,202	2,008,765
2010-145 CL PA — 4.0% 2024 (2.6 years)	9,384,228	9,936,557
2010-54 CL WA — 3.75% 2025 (2.6 years)	9,936,276	10,433,123
		112,341,246
Pass-Through Securities — 9.3%
254863 — 4.0% 2013 (0.7 years)	74,343	78,349
255291 — 4.5% 2014 (1.1 years)	155,338	165,699
256982 — 6.0% 2017 (2.1 years)	416,869	453,300
251787 — 6.5% 2018 (2.1 years)	15,862	17,662
254907 — 5.0% 2018 (2.1 years)	502,905	543,262
357414 — 4.0% 2018 (2.1 years)	1,823,524	1,940,294
357985 — 4.5% 2020 (2.4 years)	553,186	591,807
AD0629 — 5.0% 2024 (2.4 years)	4,235,870	4,574,467
995960 — 5.0% 2023 (2.5 years)	3,964,654	4,272,899
995693 — 4.5% 2024 (2.5 years)	6,772,995	7,228,927
888595 — 5.0% 2022 (2.5 years)	1,091,485	1,178,734
931739 — 4.0% 2024 (2.6 years)	2,269,660	2,395,138
AE0031 — 5.0% 2025 (2.6 years)	6,119,752	6,587,902
995692 — 4.5% 2024 (2.6 years)	6,447,469	6,881,488
930667 — 4.5% 2024 (2.6 years)	5,401,704	5,761,950
995755 — 4.5% 2024 (2.6 years)	11,094,935	11,834,870
MA0043 — 4.0% 2024 (2.7 years)	4,554,655	4,806,459
890112 — 4.0% 2024 (2.7 years)	5,443,113	5,744,035
AA4315 — 4.0% 2024 (2.7 years)	8,430,731	8,896,823
AA5510 — 4.0% 2024 (2.7 years)	3,409,757	3,598,265
AD7073 — 4.0% 2025 (2.7 years)	7,309,466	7,713,569
AL0471 — 5.5% 2025 (2.9 years)	21,551,890	23,434,769
888439 — 5.5% 2022 (3.0 years)	933,387	1,014,124
725232 — 5.0% 2034 (3.3 years)	1,846,466	1,997,133
AB1769 — 3.0% 2025 (3.6 years)	10,343,351	10,719,152
AB2251 — 3.0% 2026 (3.8 years)	9,250,767	9,592,654
		132,023,731
		244,364,977

	Principal amount	Value
Non-Government Agency — 1.3%
Collateralized Mortgage Obligations — 1.3%
CDMC 2003-7P CL A4 — 3.36089% 2017
(Adjustable Rate) (0.4 years)(d)	212,070	$211,931
SEMT 2010-H1 CL A1 — 3.75% 2040
(1.1 years)	9,580,149	9,764,519
WAMU 2003-S7 CL A1 — 4.5% 2018
(1.2 years)	306,995	314,991
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	152,133	144,156
SEMT 2011-1 CL A1 — 4.125% 2041
(3.0 years)	7,996,976	7,993,905
		18,429,502
Total Mortgage-Backed Securities
(Cost $486,672,334)		496,874,717

ASSET-BACKED SECURITIES — 0.3%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.8783% 2019 Floating Rate Security
(4.4 years)(d)	4,500,000	4,533,288
(Cost $4,500,000)

TAXABLE MUNICIPAL BONDS — 1.3%
Fond Du Lac Cnty, Wisconsin
3.0% 9/01/12	2,900,000	2,911,977
University of California 4.85% 5/15/13	990,000	1,047,777
North Texas Tollway Authority Revenue
2.441% 9/01/13	4,000,000	4,104,360
Nebraska Public Power District
5.14% 1/01/14	1,000,000	1,080,090
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,517,879
6.0% 9/01/15	1,220,000	1,379,649
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,098,160
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	920,314
4.788% 6/01/18	1,000,000	1,138,440
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,417,076
Total Taxable Municipal Bonds
(Cost $17,618,830)		18,615,722

U.S.TREASURY AND GOVERNMENT AGENCY — 9.4%	Principal amount or shares	Value
U.S. Treasury — 2.5%
U.S. Treasury Note
1.375% 4/15/12	15,000,000	$15,059,190
1.0% 4/30/12	20,000,000	20,065,620
		35,124,810
Government Agency — 6.9%
Fannie Mae
1.5% 6/18/14(e)	23,000,000	23,102,396
2.815% 2/24/15	32,500,000	32,607,315
2.0% 3/30/16(e)	20,000,000	20,182,820
Freddie Mac
3.44% 3/02/16	22,000,000	22,121,088
		98,013,619
Total U.S. Treasury and Government Agency
(Cost $133,040,219)		133,138,429

COMMON STOCKS — 1.4%
Redwood Trust, Inc.	1,867,409	19,010,224
Newcastle Investment Corp.	200,000	930,000
Total Common Stocks
(Cost $26,995,839)		19,940,224

SHORT-TERM SECURITIES — 13.4%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	91,079,945	91,079,945
U.S. Treasury Bills, 0.02%,
5/17/12 to 5/24/12(b)	$100,000,000	99,987,000
Total Short-Term Securities
(Cost $191,072,084)		191,066,945
Total Investments in Securities
(Cost $1,390,122,689)		1,411,987,906
Other Assets Less Other Liabilities — 0.7%		9,397,269
Net Assets — 100.0%		$1,421,385,175
Net Asset Value Per Share - Institutional Class		$12.37
Net Asset Value Per Share - Investor Class		$12.36

(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2011.

See Notes to Schedules of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

MUNICIPAL BONDS — 98.4%	Principal amount	Value
Arizona — 1.1%
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	$1,000,000	$1,038,650
Florida — 2.5%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,169,180
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,106,250
		2,275,430
Hawaii — 1.1%
State of Hawaii, Airports System Revenue, Refunding, Series 2010B, AMT
3.0%, 7/01/12	1,000,000	1,013,250
Illinois — 2.5%
Elgin, General Obligation, Refunding, Series 2003
5.125%, 12/15/14	1,020,000	1,082,373
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	285,317
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity
6.75%, 4/15/12	40,000	40,756
Springfield, Water Revenue, Series 2004
5.25%, 3/01/19	800,000	874,136
		2,282,582
Iowa — 0.7%
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20	600,000	628,518
Minnesota — 0.0%
Minnesota State Housing Financial Agency, Single Family
Mortgage, Series D
6.0%, 1/01/16	10,000	10,029
Nebraska — 82.6%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	269,712
4.4%, 12/15/17	250,000	273,548
5.3%, 12/15/18	700,000	701,141
Bellevue, Development Revenue, Bellevue University Project
Series 2010A, 2.75%, 12/01/15	1,000,000	1,039,820
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series B, 4.65%, 6/15/12	500,000	501,405
Cornhusker Public Power District, Electric Revenue,
Refunding, Series 2010
0.75%, 7/01/12	660,000	660,825
2.4%, 7/01/17	400,000	415,712
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
1.75%, 12/15/12	355,000	358,142
2.15%, 12/15/13	490,000	501,412
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	129,298
2.75%, 12/15/19	100,000	104,069
Douglas County, Educational Facility Revenue,
Creighton University Project,
Refunding, Series 2010A
5.0%, 7/01/16	430,000	481,149
5.6%, 7/01/25	400,000	453,452
Series 2005A, FGIC Insured, 3.5%, 9/01/12	255,000	259,649

	Principal amount	Value
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	$248,465
Quality Living Inc. Project
4.7%, 10/01/17	255,000	236,237
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008
4.75%, 9/01/28	500,000	528,935
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14	380,000	418,186
5.0%, 11/15/15	295,000	330,267
Refunding, Children’s Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	247,025
5.25%, 8/15/20	1,000,000	1,101,210
5.5%, 8/15/21	1,430,000	1,578,734
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	485,000	524,348
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	555,482
Douglas County, Millard Public School District #17, Refunding
FSA Insured, 4.0%, 11/15/13	500,000	515,840
4.0%, 6/15/17	750,000	797,775
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	637,098
4.75%, 9/01/17	200,000	216,454
Grand Island, Electric Revenue, MBIA Insured
5.0%, 8/15/14	500,000	501,770
5.125%, 8/15/16	500,000	501,885
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	872,166
3.45%, 4/01/14	650,000	651,599
Hastings, Electric System Revenue, Refunding, Series 2011
3.0%, 1/01/16	750,000	792,053
3.25%, 1/01/17	500,000	537,020
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	428,413
3.0%, 11/15/17	640,000	661,773
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center,
Series 2006, 4.0%, 6/01/19	300,000	313,527
Series 2008A, 5.0%, 6/01/16	500,000	552,490
Series 2008A, 5.0%, 6/01/17	500,000	559,265
Lincoln, Certificates of Participation
Series 2010A, 2.4%, 3/15/17	395,000	412,372
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/18	1,000,000	1,161,810
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,081,650
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	487,326
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured
5.0%, 6/15/16	885,000	938,967
Lincoln, Water Revenue
5.0%, 8/15/22	800,000	813,968
Lincoln County, North Platte School District #001,
General Obligation, Refunding
2.0%, 12/15/13	770,000	788,403
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding, Series A
AMBAC Insured, 5.0%, 4/01/13	380,000	384,020
BHAC Insured, 5.0%, 4/01/20	500,000	602,470

	Principal amount	Value
Nebraska Educational Financial Authority, Revenue, Refunding
Hastings College Project
5.05%, 12/01/23	500,000	$504,840
Nebraska Wesleyan University Project, Series 2002, Radian Insured
5.0%, 4/01/16	100,000	100,492
5.15%, 4/01/22	1,000,000	1,001,910
Nebraska Investment Finance Authority, Clean Water State
Revolving Fund, Series 2011#
0.6%, 6/15/12	1,505,000	1,505,000
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A
4.0%, 7/01/25	750,000	789,923
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured
5.0%, 11/15/14	250,000	252,905
Nebraska Investment Financial Authority, Homeownership Revenue,
2011 Series A
2.4%, 9/01/17	500,000	507,245
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT
4.05%, 3/01/12	235,000	235,921
4.05%, 9/01/12	285,000	289,024
4.125%, 3/01/13	305,000	311,234
Nebraska Public Power District, Revenue
2003 Series A, 5.0%, 1/01/20	230,000	242,130
2005 Series A, 5.0%, 1/01/18	200,000	220,478
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,113,940
2007 Series B, 5.0%, 1/01/15	885,000	990,581
2007 Series B, 5.0%, 1/01/21	1,000,000	1,146,040
2008 Series B, 5.0%, 1/01/18	800,000	960,160
2010 Series C, 4.25%, 1/01/17	500,000	568,100
2011 Series A, 4.0%, 1/01/15	250,000	272,675
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	445,747
5.0%, 7/15/16	200,000	231,030
4.0%, 7/15/17	200,000	220,908
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project
5.25%, 1/01/19	750,000	750,105
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	680,784
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,078,690
5.25%, 10/15/19	250,000	313,065
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	901,485
Series 2010, 4.125%, 6/01/29	650,000	670,287
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	263,827
3.95%, 10/15/18	240,000	267,554
Omaha Public Power District, Electric Revenue
Series A, Escrowed to Maturity
7.625%, 2/01/12	115,000	115,670
Series A, 4.25%, 2/01/18	1,650,000	1,736,840
Series A, 4.1%, 2/01/19	1,000,000	1,129,100
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,023,440
Series C, 5.5%, 2/01/14	185,000	194,128

	Principal amount	Value
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	520,000	$536,671
4.0%, 11/15/14	250,000	273,253
Omaha, Special Tax, Revenue, Heritage Development Project,
Series 2004, 5.0%, 10/15/17	1,090,000	1,206,183
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	930,000	1,001,573
Series 2009, 5.0%, 12/01/28	500,000	546,045
Papillion, Water System Revenue, Bond Anticipation Notes
Series 2010, 1.65%, 6/15/13	1,000,000	1,000,720
Plattsmouth, General Obligation, Promissory Notes,
Series 2010, 0.9%, 9/15/12	445,000	445,102
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,442,977
AMBAC Insured, 5.0%, 1/01/18	750,000	862,005
AMBAC Insured, 5.0%, 1/01/26	800,000	856,912
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	163,337
2.6%, 12/15/19	135,000	142,964
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,099,980
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	595,316
Series 2009C, 2.0%, 11/01/13	700,000	700,847
Series 2010B, 1.2%, 9/15/14	1,230,000	1,243,320
Series 2011A, 1.0%, 4/15/13	310,000	311,876
Series 2012A, 0.6%, 12/15/13	755,000	755,060
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue
Series 2006, 5.0%, 7/15/18	830,000	957,745
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	545,365
Lease Rental Revenue
NCTA Education Center/Student Housing Project,
Series 2011, 3.75%, 6/15/19	285,000	322,751
UNMC OPPD Exchange Project,
Series 2010, 2.75%, 2/15/16	1,185,000	1,272,228
UNMC Research Center Project,
Series 2002, 5.0%, 2/15/15	500,000	502,780
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	330,000	367,841
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,339,107
Lincoln Parking Project, Refunding, Series 2005
4.0%, 6/01/17	1,070,000	1,173,052
4.5%, 6/01/20	500,000	545,405
Lincoln Student Fees and Facilities
4.6%, 7/01/17	570,000	589,813
5.0%, 7/01/23	1,000,000	1,070,280
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	449,885
5.0%, 5/15/33	700,000	746,312
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	652,191
5.0%, 5/15/27	800,000	894,112

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal amount	Value
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	$342,850
3.4%, 9/01/17	415,000	431,629
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.2%, 6/01/12	200,000	200,864
2.7%, 6/01/13	150,000	152,310
York County, York Public School District #12, Refunding, Series 2010
0.75%, 12/15/12	220,000	220,163
		75,124,419
North Dakota — 1.0%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	887,737
Ohio — 1.2%
Akron, General Obligation, Series 2003
5.0%, 12/01/17	1,030,000	1,120,650
Puerto Rico — 2.8%
Commonwealth, General Obligation, Refunding,
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	927,971
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,079,510
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	507,915
		2,515,396

	Principal amount or shares	Value
Virginia — 1.2%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	975,000	$1,094,096
Wisconsin — 1.7%
Milwaukee County, General Obligation, Refunding, Series 2005A
5.0%, 12/01/20	1,405,000	1,552,876
Total Municipal Bonds
(Cost $85,349,014)		89,543,633

SHORT-TERM SECURITIES — 1.4%
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $1,250,653)	1,250,653	1,250,653
Total Investments in Securities
(Cost $86,599,667)		90,794,286
Other Assets Less Other Liabilities — 0.2%		145,734
Net Assets — 100.0%		$90,940,020
Net Asset Value Per Share		$10.45

#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.

See Notes to Schedules of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2011 • (UNAUDITED)

U.S. TREASURY — 63.3%†	Principal amount	Value
U.S. Treasury Bill
0.01% 3/08/12	$30,000,000	$29,999,717
0.02% 4/19/12	15,000,000	14,999,312
0.02% 5/17/12	5,000,000	4,999,617
Total U.S. Treasury		49,998,646

SHORT-TERM SECURITIES — 36.7%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	28,918,505	$28,918,505
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.01%(a)	52,556	52,556
Total Short-Term Securities		28,971,061
Total Investments in Securities
(Cost $78,969,707)		78,969,707
Other Liabilities in Excess of Other Assets — 0.0%		(1,220)
Net Assets — 100.0%		$78,968,487
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2011.

See Notes to Schedules of Investments

Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research, Hickory and Balanced Funds is $587,606,126, $492,653,027, $13,316,271, $259,578,665 and $75,621,758, respectively.

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$136,831,846	$87,134,559	$84,790,017	$911,562	$51,845,304	$7,732,845	$31,725,024	$4,217,426
Depreciation	(15,458,332)	(29,922,722)	(17,267,975)	(206,427)	(17,750,456)	(1,256,824)	(9,859,807)	(22,807)
Net	$121,373,514	$57,211,837	$67,522,042	$705,135	$34,094,848	$6,476,021	$21,865,217	$4,194,619

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2011, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Value	Partners Value	Partners III	Hickory	Nebraska Tax-Free Income
Adelphia Recovery Trust, Series ACC-7	7/25/02	$494,900	$300,300 -	$-	$-	$-
CIBL, Inc.	9/09/96	-	-	-	94,596	-
Continental Resources	1/28/87	-	-	41,437	-	-
ICTC Group, Inc. – CL A	9/09/96	-	-	-	297,286	-
Intelligent Systems Corp.	12/03/91	-	-	2,899,379	-	-
LICT Corp.	9/09/96	-	-	-	2,228,509	-
Nebraska Investment Finance Authority,
Clean Water State Revolving Bond,
Series 2011, 0.6%, 6/15/12	8/31/11	-	-	-	-	1,505,000
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,940,816	$2,620,391	$1,505,000
Value at 12/31/11		$-	$-	$3,963,500	$3,018,115	$1,505,000
Percent of net assets at 12/31/11		0.0%	0.0%	0.7%	1.0%	1.7%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2011	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2011	Value Dec. 31, 2011	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$3,632,000	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(6)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock).  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate bonds.  The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-through’s.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-through’s include to-be-announced (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-through’s are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$183,244,700	$-	$-	$183,244,700
Consumer Discretionary	154,330,500	-	-	154,330,500
Financials	117,590,900	-	-	117,590,900
Consumer Staples	86,695,600	-	-	86,695,600
Industrials	85,515,600	-	-	85,515,600
Materials	46,813,850	-	-	46,813,850
Energy	38,005,000	-	-	38,005,000
Health Care	31,982,650	-	-	31,982,650
Short-Term Securities	210,516,248	-	-	210,516,248
Total Investments in Securities	$954,695,048	$-	$-	$954,695,048
Liabilities:
Options Written	$-	$(89,700)	$-	$(89,700)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$166,668,250	$-	$-	$166,668,250
Information Technology	105,210,820	-	-	105,210,820
Financials	97,259,500	-	-	97,259,500
Health Care	54,450,100	-	-	54,450,100
Energy	40,944,700	-	-	40,944,700
Materials	39,327,700	-	-	39,327,700
Industrials	21,019,500	-	-	21,019,500
Consumer Staples	12,234,000	-	-	12,234,000
Short-Term Securities	107,703,393	-	-	107,703,393
Total Investments in Securities	$644,817,963	$-	$-	$644,817,963

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$142,479,081	$-	$-	$142,479,081
Financials	100,590,900	-	-	100,590,900
Information Technology	87,131,100	-	-	87,131,100
Health Care	50,914,700	-	-	50,914,700
Energy	43,315,748	-	-	43,315,748
Industrials	27,988,100	3,632,000	-	31,620,100
Materials	25,324,600	-	-	25,324,600
Consumer Staples	5,340,601	-	-	5,340,601
Telecommunication Services	-	-	331,500	331,500
Exchange Traded Funds	8,277,828	-	-	8,277,828
Put Options	-	295,000	-	295,000
Short-Term Securities	64,553,911	-	-	64,553,911
Total Investments in Securities	$555,916,569	$3,927,000	$331,500	$560,175,069

Liabilities:
Securities Sold Short	$(68,654,600)	$-	$-	$(68,654,600)
Options Written	$-	$(2,343,875)	$-	$(2,343,875)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$4,153,026	$-	$-	$4,153,026
Information Technology	2,939,486	-	-	2,939,486
Financials	1,089,304	-	-	1,089,304
Health Care	770,347	-	-	770,347
Industrials	424,826	-	-	424,826
Consumer Staples	414,527	-	-	414,527
Materials	412,792	-	-	412,792
Energy	376,537	-	-	376,537
Short-Term Securities	3,440,561	-	-	3,440,561
Total Investments in Securities	$14,021,406	$-	$-	$14,021,406

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$106,073,595	$-	$721,087	$106,794,682
Financials	37,544,000	-	-	37,544,000
Materials	25,320,250	-	-	25,320,250
Health Care	22,976,000	-	-	22,976,000
Energy	14,688,000	-	-	14,688,000
Industrials	13,166,912	-	-	13,166,912
Consumer Staples	9,612,669	-	-	9,612,669
Information Technology	8,346,000	-	-	8,346,000
Telecommunication Services	-	2,150,700	146,328	2,297,028
Short-Term Securities	52,927,972	-	-	52,927,972
Total Investments in Securities	$290,655,398	$2,150,700	$867,415	$293,673,513

Liabilities:
Options Written	$-	$(319,750)	$-	$(319,750)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$10,030,025	$-	$-	$10,030,025
Information Technology	7,690,766	-	-	7,690,766
Financials	6,726,860	-	-	6,726,860
Consumer Staples	5,384,010	-	-	5,384,010
Health Care	5,370,080	-	-	5,370,080
Materials	4,489,485	-	-	4,489,485
Industrials	3,465,250	-	-	3,465,250
Energy	1,406,360	-	-	1,406,360
Corporate Bonds	-	8,856,528	-	8,856,528
Mortgage-Backed Securities	-	3,525,843	-	3,525,843
Asset-Backed Securities	-	503,699	-	503,699
Taxable Municipal Bonds	-	317,508	-	317,508
Government Agency	-	6,528,167	-	6,528,167
Short-Term Securities	17,803,198	-	-	17,803,198
Total Investments in Securities	$62,366,034	$19,731,745	$-	$82,097,779

Liabilities:
Options Written	$-	$(24,300)	$-	$(24,300)

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$547,818,581	$-	$547,818,581
Mortgage-Backed Securities	-	496,874,717	-	496,874,717
Asset-Backed Securities	-	4,533,288	-	4,533,288
Taxable Municipal Bonds	-	18,615,722	-	18,615,722
U.S. Treasury and Government Agency	-	133,138,429	-	133,138,429
Common Stocks	19,940,224	-	-	19,940,224
Short-Term Securities	191,066,945	-	-	191,066,945
Total Investments in Securities	$211,007,169	$1,200,980,737	$-	$1,411,987,906

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$1,038,650	$-	$1,038,650
Florida	-	2,275,430	-	2,275,430
Hawaii	-	1,013,250	-	1,013,250
Illinois	-	2,282,582	-	2,282,582
Iowa	-	628,518	-	628,518
Minnesota	-	10,029	-	10,029
Nebraska	-	75,124,419	-	75,124,419
North Dakota	-	887,737	-	887,737
Ohio	-	1,120,650	-	1,120,650
Puerto Rico	-	2,515,396	-	2,515,396
Virginia	-	1,094,096	-	1,094,096
Wisconsin	-	1,552,876	-	1,552,876
Short-Term Securities	1,250,653	-	-	1,250,653
Total Investments in Securities	$1,250,653	$89,543,633	$-	$90,794,286

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$49,998,646	$-	$-	$49,998,646
Short-Term Securities	28,971,061	-	-	28,971,061
Total Investments in Securities	$78,969,707	$-	$-	$78,969,707

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.

At December 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Partners III	Hickory
	Investments in Securities	Investments in Securities
Common Stocks:
Beginning balance, March 31, 2011	$331,500	$619,683
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	-	247,732
Net purchases (sales)	-	-
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-
Ending balance, December 31, 2011	$331,500	$867,415
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period	$-	$247,732

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:    January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:    January 30, 2012